Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Cost	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Capital work-in- progress	Total
Balance, December 31, 2021	$—	$590,011	$1,089,694	$47,623	$10,124	$4,695	$464,253	$2,206,400
Acquisitions (note 4)	872,336	11,817,462	—	89,513	32,703	124,360	—	12,936,374
Additions	—	108,933	66,110	10,489	13,348	3,435	108,631	310,946
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.	—	(663,404)	(1,088,572)	(54,767)	(14,851)	(5,436)	(437,117)	(2,264,147)
Foreign exchange movements	12,901	282,219	(67,232)	(603)	1,115	2,181	(135,767)	94,814
Cost	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Capital work-in- progress	Total
Balance, December 31, 2022	885,237	12,135,221	—	92,255	42,439	129,235	—	13,284,387
Additions	434,344	—	1,502	—	412	37	—	436,295
Disposal	—	(93,002)	—	(57,668)	—	—	—	(150,670)
Foreign exchange movements	35,756	459,804	36	(1,871)	6,011	5,684	—	505,420
Balance, December 31, 2023	$1,355,337	$12,502,023	$1,538	$32,716	$48,862	$134,956	$—	$14,075,432
Accumulated depreciation	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Capital work-in- progress	Total
Balance, December 31, 2021	$—	$174,854	$108,623	$23,505	$1,206	$464	$—	$308,652
Depreciation	—	972,872	—	27,883	22,942	13,490	—	1,037,187
Depreciation – Bophelo	—	32,549	49,538	6,577	20,832	463	—	109,959
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.	—	(195,441)	(149,161)	(28,357)	(2,877)	(876)	—	(376,712)
Foreign exchange movements	—	68,415	(9,000)	911	(15,759)	1,230	—	45,797
Balance, December 31, 2022	—	1,053,249	—	30,519	26,344	14,771	—	1,124,883
Depreciation	—	1,541,644	300	29,928	12,757	21,330	—	1,605,959
Disposal	—	(14,771)	—	(36,316)	—	—	—	(51,087)
Foreign exchange movements	—	143,044	8	(2,767)	5,660	2,469	—	148,414
Balance, December 31, 2023	$—	$2,723,166	$308	$21,364	$44,761	$38,570	$—	$2,828,169
Impairment	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Capital work-in- progress	Total
Balance, December 31, 2022 and 2021	$—	$—	$—	$—	$—	$—	$—	$—
Impairment	737,994	7,902,730	—	9,174	1,135	76,998	—	8,728,031
Balance, December 31, 2023	$737,994	$7,902,730	$—	$9,174	$1,135	$76,998	$—	$8,728,031
Net book value	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Capital work-in- progress	Total
Balance, December 31, 2022	$885,237	$11,081,972	$—	$61,736	$16,095	$114,464	$—	$12,159,504
Balance, December 31, 2023	$617,343	$1,876,127	$1,230	$2,178	$2,966	$19,388	$—	$2,519,232